Total revenues and other income	12 Months Ended
Dec. 31, 2018
Total revenues and other income
Total revenues and other income

5. Total revenues and other income

REVENUES

The following table summarizes the revenues for the years ended December 31, 2018, 2017 and 2016.

	Year ended December 31,
	2018	2017	2016
	(Euro, in thousands)
Recognition of non-refundable upfront payments and license fees	€196,487	€71,971	€30,257
Milestone payments	73,394	42,950	81,784
Reimbursement income	8,722	3,273	9,699
Other revenues	10,233	8,893	7,777
Total revenues	€288,836	€127,087	€129,519

For the years ended December 31, 2018 and 2017

The following table summarizes the revenue recognition of upfront payments, license fees and milestone payments for the years ended December 31, 2018 and 2017, as well as the impact of the adoption of IFRS 15. The revenues recognized for the years ended December 31, 2018 presented under the IFRS 15 standard as well as under the former applicable IAS 18 standard, with a comparison to the year ended December 31, 2017 under the former applicable IAS 18 standard.

					IAS 18		IFRS 15	IFRS 15	IAS 18	IAS 18	IFRS 15
					Outstanding	Deferred	Outstanding				Outstanding
					balance in	income	balance in	Revenue	Revenue	Revenue	balance in
					deferred	reclassified	deferred	recognized,	recognized,	recognized,	deferred
					income as at	from equity	income as at	year ended	year ended	year ended	income as at
				Collaboration	December 31,	following adoption	January 1,	December 31,	December 31,	December 31,	December 31,
Agreement	Consideration	Consideration		start date	2017	of IFRS 15	2018	2018	2018	2017	2018
	(USD, in thousands)	(Euro, in thousands)						(Euro, in thousands)
Revenue recognition of considerations received prior to December 31, 2017
Gilead collaboration agreement for filgotinib - Upfront payment	$300,000	€275,558		January 2016	€187,449		€187,449	€84,806	€84,806	€62,488	€102,643
Gilead collaboration agreement for filgotinib - Subscription agreement (*)	N.A.	€39,003	(*)	January 2016	€26,532		€26,532	€12,004	€12,004	€8,845	€14,528
Servier collaboration agreement for osteoarthritis - License fee	N.A.	€6,000		June 2010	€5,362	€(5,362)	€—	€—	€1,532	€638	€—
AbbVie collaboration agreement for CF - Upfront payments	$45,000	€34,001		September 2013	€	€14,872	€14,872	€14,140	€—	€—	€732
Total upfront payments and license fees:					€219,343	€9,510	€228,853	€110,950	€98,342	€71,971	€117,903

Gilead collaboration agreement for filgotinib - Milestone payments	$70,000	€64,435		January 2016		€43,832	€43,832	€19,831	€—	€9,354	€24,001
AbbVie collaboration agreement for CF - Milestone payments	$77,500	€68,310		September 2013		€29,878	€29,878	€28,406	€—	€33,596	€1,471
Total milestones:						€73,710	€73,710	€48,237	€—	€42,950	€25,472
Total :					€219,343	€83,220	€302,563	€159,187	€98,342	€114,921	€143,375

Revenue recognition of considerations in the year ended December 31, 2018
Novartis collaboration agreement for MOR106 - Upfront payment	N.A.	€47,500		September 2018				€47,500	€47,500		€—
AbbVie collaboration agreement for CF - Upfront payment	$45,000	€38,874		September 2013				€38,037	€38,037		€837
Total upfront payments and license fees:								€85,537	€85,537		€837
Gilead collaboration agreement for filgotinib - Milestone payments	$15,000	€12,418		January 2016				€7,793	€12,418		€4,625
AbbVie collaboration agreement for CF - Milestone payments	$10,000	€8,548		September 2013				€8,364	€8,548		€184
Servier collaboration agreement for osteoarthritis - Milestone payment	N.A.	€9,000		June 2010				€9,000	€9,000		€—
Total milestones:								€25,157	€29,966		€4,809
Total :								€110,694	€115,503		€5,646
Grand total : upfront payments and license fees and milestones								€269,881	€213,845		€149,021

(*) deferred income of €39 million booked upon signing of the share subscription agreement with Gilead as required under IAS 39

	IFRS 15			IAS 18
	Over time	Point in time	2018	2017	Over time	Point in time
			(Euro, in	(Euro, in
			thousands)	thousands)
Recognition of non-refundable upfront payments and license fees			€196,486	€71,971
Gilead collaboration agreement for filgotinib			96,809	71,333	
AbbVie collaboration agreement for CF			52,176	-	
Novartis collaboration agreement for MOR106			47,500	-		
Servier collaboration agreement for osteoarthritis			-	638	

Milestone payments			73,394	42,950
Gilead collaboration agreement for filgotinib			27,623	9,354		
AbbVie collaboration agreement for CF			36,771	33,596		
Servier collaboration agreement for osteoarthritis			9,000	-		

Reimbursement income			8,722	3,273
Novartis collaboration agreement for MOR106			7,718	-
AbbVie collaboration agreement for CF			989	453		
Servier collaboration agreement for osteoarthritis			-	2,816		
Other reimbursement income			16	4

Other revenues			10,233	8,893
Fee-for-services revenues			10,170	8,825	
Other revenues			63	68
Total revenues			€288,836	€127,087

For the years ended December 31, 2017 and 2016

The following table summarizes the upfront payments recognition for years ended December 31, 2017 and 2016 under IAS 18.

Agreement	Upfront received	Upfront and license fees received		Recognition as from	Revenue recognized, year ended December 31, 2017	Revenue recognized, year ended December 31, 2016	Outstanding balance in deferred income as at December 31, 2017
	(USD, in thousands)	(Euro, in thousands)			(Euro, in thousands)
Gilead collaboration agreement for filgotinib	$300,000	€275,558		January 2016	€62,488	€25,621	€187,449
Gilead collaboration agreement for filgotinib	N.A.	€39,003	(*)	January 2016	€8,845	€3,626	€26,532
ThromboGenics license agreement for integrin antagonists	N.A.	€1,000		April 2016	€—	€1,000	€—
Sirion Biotech license agreement for RNA interference (RNAi) technologies	N.A.	€10		June 2016	€—	€10	€—
Servier collaboration agreement for osteoarthritis	N.A.	€6,000		August 2017	€638	€—	€5,362
Total recognition of non-refundable upfront payments and license fees					€71,971	€30,257	€219,343

(*)deferred income of €39 million booked upon signing of the share subscription agreement with Gilead as required under IAS 39—Financial Instruments: recognition and measurement

OTHER INCOME

The following table summarizes other income for the years ended December 31, 2018, 2017 and 2016.

	Year ended December 31,
	2018	2017	2016
	(Euro, in thousands)
Grant income	€1,609	€1,045	€2,329
Other income	27,400	27,785	19,764
Total other income	€29,009	€28,830	€22,093